UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Address of principal executive offices) (Zip code)

J. GLENN HABER
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
 (Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2007

Item 1. Schedule of Investments.

Rainier Large Cap Equity Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

COMMON STOCKS (97.6%)
	Shares	Value
Consumer Discretionary (10.4%)
Abercrombie & Fitch Co.	51,900	$3,787,662
Best Buy Co., Inc.	124,700	5,819,749
Coach, Inc. *	101,550	4,812,454
Comcast Corp. Cl. A *	519,275	14,602,013
Gildan Activewear Inc. *	193,450	6,633,400
Hilton Hotels Corp.	130,325	4,361,978
J.C. Penney Co., Inc.	104,950	7,596,281
Kohl's Corp. *	167,500	11,897,525
News Corp.	408,550	8,665,346
Panera Bread Co. *	53,400	2,459,604
Target Corp.	155,950	9,918,420
		80,554,432
Consumer Staples (6.9%)
Fomento Economico Mexicano S.A. de C.V. - ADR	159,700	6,279,404
PepsiCo, Inc.	342,927	22,238,816
Procter & Gamble Co.	402,588	24,634,360
		53,152,580
Energy (11.0%)
Cameron International Corp. *	93,000	6,646,710
Devon Energy Corp.	46,750	3,660,057
EnCana Corp.	118,850	7,303,333
National-Oilwell Varco, Inc. *	79,758	8,313,974
Royal Dutch Shell PLC - ADR	141,450	11,485,740
Schlumberger Ltd.	121,500	10,320,210
Southwestern Energy Co. *	120,700	5,371,150
Total SA - ADR	110,650	8,960,437
Transocean, Inc. *	178,750	18,943,925
Ultra Petroleum Corp. *	78,250	4,322,530
		85,328,066
Financials (16.6%)
American Express Co.	179,050	10,954,279
American International Group, Inc.	279,157	19,549,365
Ameriprise Financial, Inc.	68,400	4,348,188
Bank of America Corp.	117,542	5,746,628
CB Richard Ellis Group, Inc. *	177,000	6,460,500
Citigroup, Inc.	163,786	8,400,584
Franklin Resources, Inc.	68,450	9,067,571
Goldman Sachs Group, Inc.	34,275	7,429,106
Hartford Financial Services Group, Inc.	74,500	7,338,995
J.P. Morgan Chase & Co.	299,650	14,518,043
Morgan Stanley	149,300	12,523,284
Northern Trust Corp.	77,450	4,975,388
Prudential Financial, Inc.	176,100	17,122,203
		128,434,134
Health Care (13.8%)
Abbott Laboratories	77,100	4,128,705
Aetna Inc.	122,800	6,066,320
Barr Pharmaceuticals, Inc. *	64,300	3,229,789
Cytyc Corp. *	100,000	4,311,000
Genentech, Inc. *	61,000	4,615,260
Genzyme Corp. *	58,550	3,770,620
Gilead Sciences, Inc. *	308,300	11,952,791
Kyphon Inc. *	62,550	3,011,782
Medtronic, Inc.	126,300	6,549,918
Merck & Co., Inc.	166,700	8,301,660
Novartis AG - ADR	187,550	10,515,928
Roche Holdings Ltd. AG - ADR	43,850	3,889,114
Shire Pharmaceuticals Group PLC - ADR	72,263	5,356,856
Teva Pharmaceutical Industries, Ltd. ADR	146,250	6,032,813
ThermoFisher Scientific Inc. *	68,850	3,560,922
Wyeth	290,000	16,628,600
Zimmer Holdings, Inc. *	53,950	4,579,816
		106,501,894
Industrials (12.7%)
Boeing Co.	76,975	7,401,916
Cooper Industries, Ltd. Cl. A.	91,050	5,198,045
Deere & Co.	57,900	6,990,846
Emerson Electric Co.	188,750	8,833,500
Foster Wheeler Ltd. *	64,500	6,900,855
General Electric Co.	607,224	23,244,535
Honeywell International Inc.	40,000	2,251,200
Joy Global, Inc.	85,312	4,976,249
McDermott International, Inc. *	167,712	13,940,221
Precision Castparts Corp.	87,650	10,637,204
United Technologies Corp.	108,150	7,671,079
		98,045,650
Information Technology (17.6%)
Adobe Systems, Inc. *	223,598	8,977,460
Apple Inc. *	46,700	5,699,268
ASML Holding N.V. - ADR *	240,650	6,605,843
Autodesk, Inc. *	161,650	7,610,482
Cisco Systems, Inc. *	432,135	12,034,960
Citrix Systems, Inc. *	139,350	4,691,914
Comverse Technology, Inc. *	148,000	3,085,800
Corning, Inc. *	327,375	8,364,431
Google, Inc. Cl. A *	21,450	11,226,501
Hewlett-Packard Co.	228,950	10,215,749
Intersil Corp.	184,900	5,816,954
Marvell Technology Group Ltd. *	155,550	2,832,566
Microchip Technology, Inc.	159,650	5,913,436
Microsoft Corp.	354,486	10,446,702
Oracle Corp. *	479,700	9,454,887
QUALCOMM, Inc.	255,435	11,083,325
Texas Instruments Inc.	246,491	9,275,456
Trimble Navigation Ltd. *	81,100	2,611,420
		135,947,154
Materials (4.6%)
Alcoa, Inc.	97,915	3,968,495
Allegheny Technologies, Inc.	26,350	2,763,588
Companhia Vale do Rio Doce - ADR	144,850	6,453,067
E.I. du Pont de Nemours & Co.	126,750	6,443,970
Freeport-McMoRan Copper & Gold, Inc.	50,500	4,182,410
Potash Corp. of Saskatchewan	79,300	6,183,021
Weyerhaeuser Co.	67,200	5,304,096
		35,298,647
Telecommunication Services (2.1%)
America Movil S.A.B. de C.V. - ADR	255,950	15,850,983

Utilities (1.9%)
Constellation Energy Group, Inc.	79,400	6,921,298
Dominion Resources, Inc.	29,000	2,502,990
NRG Energy, Inc. *	130,250	5,414,493
		14,838,781
Total Common Stocks
(Cost $583,300,894)		$753,952,321

	Principal
SHORT-TERM INVESTMENTS (5.5%)	Amount	Value

Commercial Paper (5.5%)
UBS America
5.35%, 07/02/2007	$32,580,000	$32,575,158
Verizon Comm
5.35%, 07/02/2007	10,000,000	9,998,509
		42,573,667
Variable-Rate Demand Notes** (0.0%)
Wisconsin Corp. Central Credit Union
4.87%	236,780	236,780

Total Short-Term Investments
(Cost $42,810,447)		$42,810,447

Total Investments (103.1%)
(Cost $626,111,341)		$796,762,768

Liabilities in Excess of Other Assets (3.1%)		(24,197,876)
NET ASSETS (100.0%)		$772,564,892

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$623,386,665
Gross tax unrealized appreciation	178,439,677
Gross tax unrealized depreciation	(5,063,574)
Net tax unrealized appreciation	$173,376,103

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Large Cap Growth Equity Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

COMMON STOCKS (96.4%)
	Shares	Value
Autos and Transportation (0.7%)
Expeditors International Washington, Inc.	9,100	$375,830

Consumer Discretionary and Services (14.6%)
Coach, Inc. *	13,300	630,287
Focus Media Holding Ltd. - ADR *	9,300	469,650
Gildan Activewear Inc. *	11,150	382,333
Google, Inc. Cl. A *	3,700	1,936,506
Hilton Hotels Corp.	7,525	251,862
Kohl's Corp. *	8,350	593,100
MGM Mirage *	14,950	1,233,076
News Corp.	24,775	525,478
Nike, Inc.	17,950	1,046,306
Starbucks Corp. *	31,450	825,248
		7,893,846
Consumer Staples (4.6%)
Fomento Economico Mexicano S.A. de C.V. - ADR	10,050	395,166
PepsiCo, Inc.	12,900	836,565
Procter & Gamble Co.	20,350	1,245,217
		2,476,948
Energy (7.8%)
Cameron International Corp. *	6,000	428,820
National-Oilwell Varco, Inc. *	7,850	818,284
Noble Corp.	6,000	585,120
Schlumberger Ltd.	9,025	766,584
Southwestern Energy Co. *	4,250	189,125
Transocean, Inc. *	10,350	1,096,893
Ultra Petroleum Corp. *	6,550	361,822
		4,246,648
Financial Services (10.1%)
Affiliated Managers Group, Inc. *	7,125	917,415
American Express Co.	10,200	624,036
CB Richard Ellis Group, Inc. *	17,600	642,400
Franklin Resources, Inc.	4,600	609,362
Goldman Sachs Group, Inc.	2,575	558,131
IntercontinentalExchange, Inc. *	2,600	384,410
Morgan Stanley	11,900	998,172
Prudential Financial, Inc.	7,275	707,348
		5,441,274
Health Care (16.5%)
Abbott Laboratories	14,350	768,442
Aetna Inc.	13,300	657,020
Alcon, Inc.	5,825	785,851
Allergan, Inc.	5,550	319,902
Celgene Corp. *	9,750	558,967
Cytyc Corp. *	10,350	446,188
Genentech, Inc. *	13,000	983,580
Gilead Sciences, Inc. *	19,600	759,892
Hologic, Inc. *	4,500	248,895
Intuitive Surgical, Inc. *	4,000	555,080
Medtronic, Inc.	10,175	527,675
Respironics, Inc. *	8,450	359,886
Roche Holding Ltd. AG - ADR	5,800	514,410
ThermoFisher Scientific *	7,100	367,212
Zimmer Holdings, Inc. *	12,350	1,048,392
		8,901,392
Industrials (0.8%)
Foster Wheeler Ltd. *	4,100	438,659

Materials and Processing (6.3%)
Allegheny Technologies, Inc.	1,500	157,320
Companhia Vale do Rio Doce - ADR	7,000	311,850
Monsanto Co.	14,900	1,006,346
Potash Corp. of Saskatchewan	4,750	370,357
Precision Castparts Corp.	12,875	1,562,510
		3,408,383
Other (1.8%)
McDermott International, Inc. *	11,525	957,958

Producer Durables (6.4%)
ASML Holding N.V. - ADR *	22,500	617,625
Boeing Co.	8,900	855,824
Deere & Co.	4,050	488,997
General Cable Corp. *	7,450	564,338
Joy Global, Inc.	5,500	320,815
United Technologies Corp.	9,025	640,143
		3,487,742
Technology (21.5%)
Adobe Systems Inc. *	22,775	914,417
Akamai Technologies, Inc. *	12,375	601,920
Apple Inc. *	6,100	744,444
Autodesk, Inc. *	9,775	460,207
Cisco Systems, Inc. *	52,675	1,466,999
Cognizant Technology Solutions Corp. *	9,900	743,391
Corning Inc. *	18,475	472,036
Intersil Corp.	6,750	212,355
Microchip Technology, Inc.	14,350	531,524
Microsoft Corp.	33,275	980,614
Network Appliance, Inc. *	21,350	623,420
NVIDIA Corp. *	15,900	656,829
Oracle Corp. *	49,800	981,558
QUALCOMM, Inc.	22,575	979,529
Research In Motion Ltd. *	2,700	539,973
Texas Instruments, Inc.	19,575	736,607
		11,645,823
Utilities (5.3%)
America Movil S.A.B. de C.V. - ADR	7,475	462,927
Comcast Corp. Cl. A *	38,350	1,078,402
NII Holdings, Inc. *	16,525	1,334,228
		2,875,557
Total Common Stocks
(Cost $47,279,990)		$52,150,060

	Principal
SHORT-TERM INVESTMENTS (5.6%)	Amount	Value

Commercial Paper (5.4%)
UBS America
5.35%, 07/02/2007	$1,000,000	$999,851
Verizon Comm
5.35%, 07/02/2007	1,908,000	1,907,716
		2,907,567
Variable-Rate Demand Notes** (0.2%)
Wisconsin Corp. Central Credit Union
4.87%	89,602	89,602

Total Short-Term Investments
(Cost $2,997,169)		$2,997,169

Total Investments (102.0%)
(Cost $50,277,159)		$55,147,229

Liabilities in Excess of Other Assets (-2.0%)		(1,096,202)
NET ASSETS (100.0%)		$54,051,027

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$50,250,952
Gross tax unrealized appreciation	5,524,493
Gross tax unrealized depreciation	(628,216)
Net tax unrealized appreciation	$4,896,277

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

COMMON STOCKS (96.1%)
	Shares	Value
Autos and Transportation (0.5%)
American Commercial Lines Inc. *	62,400	$1,625,520

Consumer Discretionary and Services (12.7%)
Abercrombie & Fitch Co.	23,200	1,693,136
aQuantive, Inc. *	46,950	2,995,410
Coach, Inc. *	61,850	2,931,071
Focus Media Holding Ltd. - ADR *	74,800	3,777,400
GameStop Corp. *	132,050	5,163,155
Gildan Activewear Inc. *	109,650	3,759,898
Hilton Hotels Corp.	45,825	1,533,763
J.C. Penney Co., Inc.	51,825	3,751,093
Kohl's Corp. *	49,675	3,528,415
Monster Worldwide, Inc. *	48,450	1,991,295
MSC Industrial Direct Co., Inc.	49,625	2,729,375
Phillips-Van Heusen Corp. *	22,700	1,374,939
Saks Inc.	159,750	3,410,663
Urban Outfitters, Inc. *	101,650	2,442,650
Vail Resorts, Inc. *	45,500	2,769,585
		43,851,848
Consumer Staples (1.4%)
Church & Dwight Co., Inc.	30,725	1,488,934
Fomento Economico Mexicano S.A. de C.V. - ADR	89,225	3,508,327
		4,997,261
Energy (11.6%)
Cameron International Corp. *	56,150	4,013,041
National-Oilwell Varco, Inc. *	41,650	4,341,596
Noble Corp.	90,825	8,857,254
NRG Energy, Inc. *	98,800	4,107,116
Oceaneering International, Inc. *	54,200	2,853,088
Petrohawk Energy Corp. *	136,900	2,171,234
Southwestern Energy Co. *	110,900	4,935,050
Transocean Inc. *	58,900	6,242,222
Ultra Petroleum Corp. *	50,300	2,778,572
		40,299,173
Financial Services (17.5%)
Affiliated Managers Group, Inc. *	29,690	3,822,884
Alliance Data Systems Corp. *	62,025	4,793,292
Ameriprise Financial, Inc.	70,050	4,453,078
Arch Capital Group Ltd. *	27,075	1,964,021
CB Richard Ellis Group, Inc. *	150,800	5,504,200
Digital Realty Trust, Inc.	68,450	2,579,196
East West Bancorp, Inc.	59,975	2,331,828
Franklin Resources, Inc.	27,275	3,613,119
IntercontinentalExchange, Inc. *	14,600	2,158,610
Invesco PLC - ADR	108,900	2,815,065
Lazard Ltd Cl. A	99,350	4,473,731
Northern Trust Corp.	86,700	5,569,608
Paychex, Inc.	121,550	4,755,036
Sotheby's Holdings, Inc. Cl. A	164,275	7,559,935
Sunstone Hotel Investors, Inc.	145,450	4,129,326
		60,522,929

Health Care (12.0%)
Allscripts Healthcare Solutions, Inc. *	61,850	1,575,938
Barr Pharmaceuticals, Inc. *	40,700	2,044,361
Celgene Corp. *	29,300	1,679,769
Cytyc Corp. *	123,000	5,302,530
Endo Pharmaceuticals Holdings Inc. *	144,725	4,953,937
Express Scripts, Inc. *	60,750	3,038,107
Genzyme Corp. *	35,811	2,306,228
Immucor, Inc. *	131,800	3,686,446
Intuitive Surgical, Inc. *	12,150	1,686,055
Inverness Medical Innovations, Inc. *	33,250	1,696,415
Kyphon Inc. *	53,950	2,597,693
Psychiatric Solutions, Inc. *	56,600	2,052,316
QIAGEN N.V. *	145,150	2,582,219
Respironics, Inc. *	47,500	2,023,025
Shire Pharmaceuticals Group PLC - ADR	28,925	2,144,210
VCA Antech, Inc. *	60,000	2,261,400
		41,630,649
Materials and Processing (10.2%)
Airgas, Inc.	43,500	2,083,650
Allegheny Technologies, Inc.	15,700	1,646,616
Chaparral Steel Co.	13,950	1,002,587
McDermott International, Inc. *	123,962	10,303,721
Potash Corp. of Saskatchewan	82,100	6,401,337
Precision Castparts Corp.	75,450	9,156,612
Reliance Steel & Aluminum Co.	67,100	3,775,046
Weyerhaeuser Co.	13,300	1,049,769
		35,419,338
Other (2.1%)
Foster Wheeler Ltd. *	67,300	7,200,427

Producer Durables (9.2%)
ASML Holding N.V. - ADR *	101,875	2,796,469
Cooper Industries Ltd, Cl. A	53,250	3,040,042
Deere & Co.	30,050	3,628,237
General Cable Corp. *	88,300	6,688,725
Herman Miller, Inc.	95,625	3,021,750
Joy Global, Inc.	93,475	5,452,397
Manitowoc Co., Inc.	28,050	2,254,659
Thomas & Betts Corp. *	84,775	4,916,950
		31,799,229
Technology (15.4%)
Adobe Systems, Inc. *	61,775	2,480,266
Anixter International Inc. *	63,050	4,741,990
Autodesk, Inc. *	81,725	3,847,613
Ciena Corp. *	78,100	2,821,753
Citrix Systems, Inc. *	76,400	2,572,388
Cognizant Technology Solutions Corp. *	41,900	3,146,271
CommScope, Inc. *	68,450	3,994,057
Harris Corp.	72,200	3,938,510
Intersil Corp.	119,800	3,768,908
Marvell Technology Group Ltd. *	68,100	1,240,101
Microchip Technology, Inc.	84,675	3,136,362
MICROS Systems, Inc. *	31,050	1,689,120
Network Appliance, Inc. *	92,975	2,714,870
NVIDIA Corp. *	80,400	3,321,324
Riverbed Technology, Inc. *	65,700	2,878,974
Trimble Navigation Ltd. *	62,450	2,010,890
Verifone Holdings, Inc. *	78,750	2,775,938
Verigy Ltd. *	71,250	2,038,463
		53,117,798
Utilities (3.5%)
Constellation Energy Group, Inc.	34,400	2,998,648
ITC Holdings Corp.	69,800	2,835,974
NII Holdings, Inc. *	45,400	3,665,596
PNM Resources, Inc.	99,150	2,755,379
		12,255,597
Total Common Stocks
(Cost $294,719,771)		$332,719,769

	Principal
SHORT-TERM INVESTMENTS (4.8%)	Amount	Value

Commercial Paper (4.7%)
UBS America
5.35% 07/02/2007	$16,238,000	$16,235,587

Money Market Mutual Fundss (0.1%)
Fidelity Institutional Money Market 4.92%	199,091	199,091

Total Short-Term Investments
(Cost $16,434,678)		$16,434,678

Total Investments (100.9%)
(Cost $311,154,449)		$349,154,447

Liabilities in Excess of Other Assets (0.9%)		(2,976,429)
NET ASSETS (100.0%)		$346,178,018

ADR -	American Depository Receipt.
*	Non-income producing security.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$310,558,423
Gross tax unrealized appreciation	41,915,018
Gross tax unrealized depreciation	(3,318,994)
Net tax unrealized appreciation	$38,596,024

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Small/Mid Cap Equity Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

COMMON STOCKS (97.4%)
	Shares	Value
Autos and Transportation (1.7%)
American Commercial Lines Inc. *	1,678,000	$43,711,900
Force Protection, Inc. *	976,750	20,160,120
Wabtec Corp.	632,050	23,088,786
		86,960,806
Consumer Discretionary and Services (14.2%)
aQuantive, Inc. *	896,133	57,173,285
Bare Escentuals, Inc. *	751,419	25,660,959
Coach, Inc. *	830,400	39,352,656
Focus Media Holding Ltd. - ADR *	1,075,750	54,325,375
FTI Consulting, Inc. *	73,450	2,793,303
GameStop Corp. *	1,432,300	56,002,930
Gildan Activewear Inc. *	851,750	29,206,508
Iconix Brand Group, Inc. *	1,305,400	29,005,988
J.C. Penney Co., Inc.	512,950	37,127,321
Kenexa Corp. *	618,850	23,336,834
The Knot, Inc. *	1,330,846	26,869,781
Monster Worldwide, Inc. *	608,750	25,019,625
MSC Industrial Direct Co., Inc.	782,600	43,043,000
Panera Bread Co. *	518,100	23,863,686
Phillips-Van Heusen Corp.	340,600	20,630,142
Ruth's Chris Steak House, Inc. *	896,504	15,231,603
Saks Inc.	2,367,500	50,546,125
Texas Roadhouse, Inc. *	1,982,106	25,351,136
Urban Outfitters, Inc. *	901,500	21,663,045
Vail Resorts, Inc. *	498,900	30,368,043
ValueClick, Inc. *	942,838	27,776,007
Volcom, Inc. *	705,349	35,359,145
WMS Industries Inc. *	1,468,900	42,392,454
		742,098,951
Consumer Staples (2.0%)
Church & Dwight Co., Inc.	375,925	18,217,326
Flowers Foods, Inc.	1,003,950	33,491,772
Fomento Economico Mexicano S.A. de C.V. - ADR	1,339,725	52,677,987
		104,387,085
Energy (8.9%)
Arena Resources, Inc. *	715,447	41,574,625
Cameron International Corp. *	648,150	46,323,280
Input/Output, Inc. *	1,484,050	23,166,021
National-Oilwell Varco, Inc. *	318,250	33,174,380
Noble Corp.	1,601,450	156,173,404
NRG Energy, Inc. *	1,113,900	46,304,823
Oceaneering International, Inc. *	547,100	28,799,344
Petrohawk Energy Corp. *	2,948,000	46,755,280
Southwestern Energy Co. *	968,800	43,111,600
		465,382,757
Financial Services (18.1%)
Affiliated Managers Group, Inc. *	414,625	53,387,115
Alliance Data Systems Corp. *	682,550	52,747,464
Allied World Assurance Holdings, Ltd.	101,100	5,181,375
Ameriprise Financial, Inc.	523,150	33,256,645
Arch Capital Group Ltd. *	494,560	35,875,382
Assurant, Inc.	486,900	28,688,148
Cascade Bancorp	361,600	8,367,424
CB Richard Ellis Group, Inc. *	1,797,250	65,599,625
Digital Realty Trust, Inc.	1,902,200	71,674,896
East West Bancorp, Inc.	952,781	37,044,125
GFI Group, Inc. *	696,406	50,475,507
IntercontinentalExchange, Inc. *	148,150	21,903,977
Invesco PLC - ADR	1,678,400	43,386,640
Lazard Ltd Cl. A	1,663,200	74,893,896
Northern Trust Corp.	1,256,400	80,711,136
Signature Bank *	1,040,676	35,487,052
Sotheby's Holdings, Inc. Cl. A	2,391,656	110,064,009
Stifel Financial Corp. *	510,250	30,048,623
Sunstone Hotel Investors, Inc.	2,495,827	70,856,529
Williams Scotsman International, Inc. *	1,153,580	27,466,740
Zions Bancorp.	145,575	11,196,173
		948,312,481
Health Care (13.4%)
Accuray Inc. *	465,400	10,322,572
Allscripts Healthcare Solutions, Inc. *	1,290,300	32,876,844
Barr Pharmaceuticals, Inc. *	494,050	24,816,131
Chattem, Inc. *	386,550	24,499,539
Cytyc Corp. *	2,096,200	90,367,182
Endo Pharmaceuticals Holdings, Inc. *	2,122,046	72,637,635
HealthExtras, Inc. *	834,928	24,697,170
Hologic, Inc. *	326,300	18,047,653
Immucor, Inc. *	1,453,728	40,660,772
Integra LifeSciences Holdings Corp. *	668,213	33,023,086
Intuitive Surgical, Inc. *	272,950	37,877,271
Inverness Medical Innovations, Inc. *	596,450	30,430,879
Kyphon Inc. *	693,950	33,413,693
Myriad Genetics, Inc. *	1,046,583	38,922,422
Nektar Therapeutics *	417,200	3,959,228
Psychiatric Solutions, Inc. *	795,489	28,844,431
QIAGEN N.V. *	1,359,724	24,189,490
Respironics, Inc. *	776,050	33,051,970
Shire Pharmaceuticals Group PLC - ADR	382,077	28,323,368
SonoSite, Inc. *	615,600	19,348,308
United Therapeutics Corp. *	382,197	24,368,881
VCA Antech, Inc. *	682,096	25,708,198
		700,386,723
Industrials (1.9%)
Dryships Inc.	856,850	37,170,153
Foster Wheeler Ltd. *	568,250	60,797,068
		97,967,221

Materials and Processing (8.5%)
Airgas, Inc.	669,400	32,064,260
CF Industries Holdings, Inc.	257,300	15,409,697
Chaparral Steel Co.	213,250	15,326,277
McDermott International, Inc. *	1,785,900	148,444,008
Precision Castparts Corp.	1,217,300	147,731,528
Reliance Steel & Aluminum Co.	993,550	55,897,123
RTI International Metals, Inc. *	385,272	29,037,951
		443,910,844
Producer Durables (10.8%)
ASML Holding N.V. - ADR *	959,000	26,324,550
BE Aerospace, Inc. *	732,550	30,254,315
Baldor Electric Co.	1,290,800	63,610,624
General Cable Corp. *	1,322,350	100,168,012
Herman Miller, Inc.	2,125,882	67,177,871
Joy Global, Inc.	1,197,557	69,853,500
Lincoln Electric Holdings, Inc.	432,250	32,090,240
Manitowoc Co., Inc.	491,600	39,514,808
Middleby Corp. *	664,900	39,774,318
Thomas & Betts Corp. *	1,102,050	63,918,900
Woodward Governor Co.	633,350	33,991,895
		566,679,033
Technology (14.2%)
Anixter International Inc. *	782,050	58,817,980
Autodesk, Inc. *	1,329,250	62,581,090
Ciena Corp. *	976,500	35,280,945
Citrix Systems, Inc. *	934,700	31,471,349
CommScope, Inc. *	1,214,650	70,874,827
Comverse Technology, Inc. *	975,244	20,333,837
Diodes, Inc. *	1,068,422	44,627,987
FLIR Systems, Inc. *	213,300	9,865,125
FormFactor, Inc. *	934,288	35,783,230
Harris Corp.	744,850	40,631,568
Informatica Corp. *	1,336,342	19,737,771
Intersil Corp.	1,152,000	36,241,920
Marvell Technology Group Ltd. *	1,024,000	18,647,040
Microchip Technology, Inc.	633,750	23,474,100
MICROS Systems, Inc. *	481,127	26,173,309
Microsemi Corp. *	775,983	18,584,793
Network Appliance, Inc. *	709,150	20,707,180
Riverbed Technology, Inc. *	752,100	32,957,022
Trident Microsystems, Inc. *	1,521,910	27,927,049
Trimble Navigation Ltd. *	912,954	29,397,119
VASCO Data Security Int'l, Inc. *	259,115	5,897,457
Verifone Holdings, Inc. *	1,025,800	36,159,450
Verigy Ltd *	600,450	17,178,875
Viasat, Inc. *	688,870	22,112,727
		745,463,750
Utilities (3.7%)
El Paso Electric Co. *	379,750	9,326,660
ITC Holdings Corp.	1,469,350	59,699,691
NII Holdings, Inc. *	594,750	48,020,115
PNM Resources, Inc.	2,151,500	59,790,185
Time Warner Telecom, Inc. Cl. A *	956,200	19,219,620
		196,056,271

Total Common Stocks
(Cost $4,076,285,354)		$5,097,605,922

	Principal
SHORT-TERM INVESTMENTS (2.9%)	Amount	Value

Commercial Paper (2.9%)
UBS America
5.350%, 07/02/2007	$97,272,000	$97,257,544
Verizon Comm
5.350%, 07/02/2007	55,000,000	54,991,827
		152,249,371
Variable-Rate Demand Notes** (0.0%)
Wisconsin Corp. Central Credit Union
4.87%	609,601	609,601

Total Short-Term Investments
(Cost $152,858,972)		$152,858,972

Total Investments (100.3%)
(Cost $4,229,144,326)		$5,250,464,894

Liabilities in Excess of Other Assets (-0.3%)		(14,792,829)
NET ASSETS (100.0%)		$5,235,672,065

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$4,209,872,732
Gross tax unrealized appreciation	1,093,001,018
Gross tax unrealized depreciation	(52,408,856)
Net tax unrealized appreciation	$1,040,592,162

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Balanced Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

DEBT SECURITIES (36.0%)

ASSET BACKED SECURITIES (2.1%)	Principal Amount	Value
Capital One Credit Card Trust
Series 2006-6A, 5.300%, 02/18/2014	$250,000	$249,503
Citibank Credit Card Issuance Trust
Series 2003-A3, 3.100%, 03/10/2010	500,000	492,639
Series 2006-A4, 5.450%, 05/10/2013	1,425,000	1,426,285
TOTAL ASSET BACKED SECURITIES
(Cost $2,160,898)		$2,168,427

COLLATERIZED MORTGAGE OBLIGATIONS (0.3%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	246,822	242,816

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $246,618)		$242,816

CORPORATE BONDS (18.8%)
Finance (14.6%)
AFLAC Inc.
6.500%, 04/15/2009	700,000	712,525
Allstate Life
4.500%, 05/29/2009	690,000	680,827
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	298,720
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	275,000	269,721
Citigroup, Inc.
3.625%, 02/09/2009	100,000	97,432
4.125%, 02/22/2010	1,200,000	1,164,806
Countrywide Financial Corp.
4.500%, 06/15/2010	750,000	726,215
General Electric Capital Corp.
4.125%, 09/01/2009	1,150,000	1,122,728
4.250%, 06/15/2012	150,000	141,873
Goldman Sachs Group
5.700%, 09/01/2012	1,050,000	1,050,523
Household Finance Corp.
6.375%, 10/15/2011	500,000	514,236
International Lease Finance Corp.
5.350%, 03/01/2012	1,300,000	1,284,726
J.P. Morgan Chase & Co.
5.600%, 06/01/2011	350,000	351,124
Key Bank N.A.
6.500%, 10/15/2027	500,000	505,310
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	50,000	48,773
Merrill Lynch
4.250%, 02/08/2010	850,000	826,978
Morgan Stanley
4.250%, 05/15/2010	850,000	823,435
Northern Trust Corp.
5.300%, 08/29/2011	325,000	323,943
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,072,814
Reliastar Financial Corp.
6.500%, 11/15/2008	700,000	706,406
SLM Corp.
4.000%, 01/15/2010	600,000	558,704
5.660%, 07/26/2010 (b)	775,000	735,641
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	248,416
Western Financial Bank Irvine California
9.625%, 05/15/2012	425,000	455,420
Total Financials		14,721,296

Industrials (3.8%)
Amgen, Inc.
4.000%, 11/18/2009	550,000	532,552
Caterpillar Financial Services Corp.
5.125%, 10/12/2011	800,000	787,226
Cisco Systems, Inc.
5.250%, 02/22/2011	350,000	348,184
Conoco Funding Co.
6.350%, 10/15/2011	700,000	722,468
Home Depot, Inc.
5.200%, 03/01/2011	750,000	737,754
Target Corp.
5.875%, 07/15/2016	250,000	248,957
Wellpoint, Inc.
4.250%, 12/15/2009	500,000	484,605
Total Industrials		3,861,746

Utilities (0.4%)
Verizon Communications, Inc.
5.350%, 02/15/2011	375,000	373,096

TOTAL CORPORATE BONDS
(Cost $19,329,310)		$18,956,138

MORTGAGE PASS-THROUGH SECURITIES (4.1%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	442,072	420,819
Pool #G01779, 5.000%, 04/01/2035	596,539	561,616
Pool #G02327, 6.500%, 08/01/2036	157,529	159,247
		1,141,682
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	334,972	325,012
Pool #725690, 6.000%, 08/01/2034	1,000,427	993,245
Pool #807942, 5.500%, 12/01/2034	745,905	722,291
Pool #735394, 6.500%, 02/01/2035	178,184	181,082
Pool #824940, 5.500%, 06/01/2035	520,619	503,485
Pool #745275, 5.000%, 02/01/2036	315,166	296,161
		3,021,276
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $4,257,920)		$4,162,958

U.S. GOVERNMENT AGENCY (6.3%)
Federal Home Loan Bank
3.375%, 02/15/2008	250,000	246,971
5.625%, 06/13/2016	825,000	823,346
		1,070,317
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	250,000	257,460
5.750%, 01/15/2012	375,000	382,602
4.500%, 07/15/2013	975,000	933,434
		1,573,496
Federal National Mortgage Association
6.625%, 09/15/2009	450,000	463,482
4.625%, 06/01/2010	785,000	771,972
5.375%, 11/15/2011	700,000	704,203
4.750%, 02/21/2013	1,000,000	972,609
5.375%, 07/15/2016	375,000	373,629
5.240%, 08/07/2018	500,000	483,742
		3,769,637
TOTAL U.S. GOVERNMENT AGENCY
(Cost $6,493,518)		$6,413,450

U.S. TREASURY NOTES (4.4%)
4.875%, 08/31/2008	550,000	549,313
3.625%, 05/15/2013	450,000	420,856
4.250%, 08/15/2013	1,350,000	1,303,911
4.250%, 11/15/2014	1,000,000	954,454
4.500%, 02/15/2016	1,250,000	1,205,176
TOTAL U.S. TREASURY NOTES
(Cost $4,524,050)		$4,433,710

TOTAL DEBT SECURITIES
(Cost $37,012,314)		$36,377,499

COMMON STOCKS (61.8%)	Shares	Value
Consumer Discretionary (6.7%)
Abercrombie & Fitch Co.	4,350	$317,463
Best Buy Co., Inc.	10,450	487,701
Coach, Inc. *	8,450	400,445
Comcast Corp. Cl. A *	43,350	1,219,002
Gildan Activewear Inc. *	17,300	593,217
Hilton Hotels Corp.	11,150	373,191
J.C. Penney Co., Inc.	8,700	629,706
Kohl's Corp. *	12,950	919,839
News Corp.	34,500	731,745
Panera Bread Co. *	4,450	204,967
Target Corp.	13,700	871,320
		6,748,596
Consumer Staples (4.4%)
Fomento Economico Mexicano S.A. de C.V. - ADR	12,000	471,840
PepsiCo, Inc.	28,574	1,853,024
Procter & Gamble Co.	34,399	2,104,875
		4,429,739

Energy (7.0%)
Cameron International Corp. *	7,700	550,319
Devon Energy Corp.	3,900	305,331
EnCana Corp.	9,850	605,282
National-Oilwell Varco, Inc. *	6,650	693,196
Royal Dutch Shell PLC - ADR	11,700	950,040
Schlumberger Ltd.	10,050	853,647
Southwestern Energy Co. *	10,300	458,350
Total SA - ADR	9,200	745,016
Transocean, Inc. *	14,650	1,552,607
Ultra Petroleum Corp. *	5,550	306,582
		7,020,370
Financials (10.6%)
American Express Co.	15,350	939,113
American International Group, Inc.	23,138	1,620,354
Ameriprise Financial, Inc.	5,700	362,349
Bank of America Corp.	10,052	491,442
CB Richard Ellis Group, Inc. *	15,050	549,325
Citigroup, Inc.	13,847	710,213
Franklin Resources, Inc.	5,175	685,532
Goldman Sachs Group, Inc.	2,875	623,156
Hartford Financial Services Group, Inc.	6,350	625,539
J.P. Morgan Chase & Co.	24,800	1,201,560
Morgan Stanley	12,400	1,040,112
Northern Trust Corp.	6,450	414,348
Prudential Financial, Inc.	15,000	1,458,450
		10,721,493
Health Care (8.8%)
Abbott Laboratories	6,550	350,752
Aetna Inc.	10,450	516,230
Barr Pharmaceuticals, Inc. *	5,200	261,196
Cytyc Corp. *	6,600	284,526
Genentech, Inc. *	5,200	393,432
Genzyme Corp. *	5,000	322,000
Gilead Sciences, Inc. *	25,700	996,389
Kyphon Inc. *	5,200	250,380
Medtronic, Inc.	10,550	547,123
Merck & Co., Inc.	13,850	689,730
Novartis AG - ADR	15,950	894,317
Roche Holdings Ltd. AG - ADR	3,650	323,723
Shire Pharmaceuticals Group PLC - ADR	6,000	444,780
Teva Pharmaceutical Industries, Ltd. - ADR	12,200	503,250
ThermoFisher Scientific Inc. *	5,900	305,148
Wyeth	24,150	1,384,761
Zimmer Holdings, Inc. *	4,500	382,005
		8,849,742
Industrials (7.8%)
Boeing Co.	6,500	625,040
Cooper Industries, Ltd. Cl. A.	7,550	431,030
Deere & Co.	4,950	597,663
Emerson Electric Co.	15,650	732,420
Foster Wheeler Ltd. *	5,350	572,397
General Electric Co.	51,650	1,977,162
Honeywell International, Inc.	2,750	154,770
Joy Global, Inc.	3,237	188,814
McDermott International, Inc. *	13,700	1,138,744
Precision Castparts Corp.	6,700	813,112
United Technologies Corp.	9,250	656,102
		7,887,254

Information Technology (11.3%)
Adobe Systems, Inc. *	18,650	748,797
Apple, Inc. *	4,000	488,160
ASML Holding N.V. - ADR *	20,550	564,098
Autodesk, Inc. *	13,750	647,350
Cisco Systems, Inc. *	36,791	1,024,629
Citrix Systems, Inc. *	11,900	400,673
Comverse Technology, Inc. *	12,350	257,497
Corning, Inc. *	27,950	714,122
Google, Inc. Cl. A *	1,825	955,169
Hewlett-Packard Co.	19,600	874,552
Intersil Corp.	15,750	495,495
Marvell Technology Group Ltd. *	12,850	233,999
Microchip Technology, Inc.	13,250	490,780
Microsoft Corp.	30,200	889,994
Oracle Corp. *	40,900	806,139
QUALCOMM, Inc.	21,300	924,207
Texas Instruments Inc.	21,100	793,993
Trimble Navigation Ltd. *	4,400	141,680
		11,451,334
Materials (2.8%)
Alcoa, Inc.	8,400	340,452
Allegheny Technologies, Inc.	1,300	136,344
Companhia Vale do Rio Doce - ADR	12,400	552,420
E.I. du Pont de Nemours & Co.	11,300	574,492
Freeport-McMoRan Copper & Gold, Inc.	4,300	356,126
Potash Corp. of Saskatchewan	4,900	382,053
Weyerhaeuser Co.	5,750	453,847
		2,795,734
Telecommunication Services (1.4%)
America Movil S.A.B. de C.V. - ADR	22,000	1,362,460

Utilities (1.0%)
Constellation Energy Group, Inc.	6,750	588,398
NRG Energy, Inc. *	11,100	461,427
		1,049,825
Total Common Stocks
(Cost $45,731,918)		$62,316,547

	Principal
SHORT-TERM INVESTMENTS (2.1%)	Amount	Value

Commercial Paper (1.9%)
UBS America 5.35%
5.35%, 07/02/2007	$1,961,000	$1,960,708

Variable-Rate Demand Notes** (0.2%)
Wisconsin Corp. Central Credit Union
4.87%	161,666	161,666

Total Short-Term Investments
(Cost $2,122,374)		$2,122,374
Total Investments (99.9%)
(Cost $84,866,606)		$100,816,420

Other Assets in Excess of Liabilities (0.1%)		104,793
NET ASSETS (100.0%)		$100,921,213

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non Income Producing
**	The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$84,304,528
Gross tax unrealized appreciation	17,584,747
Gross tax unrealized depreciation	(1,072,855)
Net tax unrealized appreciation	$16,511,892

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Rainier Intermediate Fixed Income Portfolio
Schedule of Investments
June 30, 2007 (Unaudited)

	Principal
	Amount	Value
DEBT SECURITIES (96.2%)
ASSET BACKED SECURITIES (4.7%)
Bank of America Credit Card Trust
Series 2007-8A, 5.590%, 11/17/2014	$300,000	$301,875
Capital One Credit Trust
Series 2006-A6, 5.300%, 02/18/2014	725,000	723,560
Citibank Credit Card Issuance Trust
Series 2003-A3, 3.100%, 03/10/2010	500,000	492,639
Series 2006-A4, 5.450%, 05/10/2013	1,750,000	1,751,577
TOTAL ASSET BACKED SECURITIES
(Cost $3,258,985)		$3,269,651

COLLATERIZED MORTGAGE OBLIGATIONS (0.5%)
Federal National Mortgage Association
Series 2007-B2, 5.500%, 12/25/2020	320,869	315,661
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
(Cost $320,604)		$315,661

CORPORATE BONDS (54.1%)
Finance (39.4%)
AFLAC Inc.
6.500%, 04/15/2009	2,150,000	2,188,470
Allstate Life
4.500%, 05/29/2009	1,075,000	1,060,708
Ameriprise Financial, Inc.
5.350%, 11/15/2010	600,000	597,440
BHP Billiton Financial USA Ltd.
5.125%, 03/29/2012	1,400,000	1,379,952
Citigroup, Inc.
3.625%, 02/09/2009	935,000	910,988
5.625%, 08/27/2012	1,100,000	1,101,450
Countrywide Financial Corp.
4.500%, 06/15/2010	1,250,000	1,210,359
Countrywide Home Loans
3.250%, 05/21/2008	500,000	490,144
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,020,116
4.250%, 06/15/2012	1,350,000	1,276,857
Goldman Sachs Group
5.700%, 09/01/2012	2,025,000	2,026,008
Household Finance Corp.
6.375%, 10/15/2011	1,450,000	1,491,284
International Lease Finance Corp.
4.750%, 02/15/2008	1,250,000	1,244,734
5.350%, 03/01/2012	1,250,000	1,235,314
Key Bank N.A.
6.500%, 10/15/2027	500,000	505,309
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	1,000,000	975,458
Merrill Lynch
4.250%, 02/08/2010	1,375,000	1,337,758
Morgan Stanley
4.250%, 05/15/2010	1,375,000	1,332,027
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,072,814
Reliastar Financial Corp.
6.500%, 11/15/2008	1,275,000	1,286,669
SLM Corp.
4.000%, 01/15/2010	1,400,000	1,303,644
5.660%, 07/26/2010 (a)	1,050,000	996,675
Wells Fargo & Co.
5.300%, 08/26/2011	250,000	248,416
Western Financial Bank Irvine California
9.625%, 05/15/2012	900,000	964,418
		27,257,012
Industrials (13.1%)
Amgen Inc.
4.000%, 11/18/2009	1,050,000	1,016,690
Caterpillar Financial Services Corp.
4.500%, 06/15/2009	1,000,000	985,055
5.125%, 10/12/2011	1,000,000	984,032
Cisco Systems, Inc.
5.250%, 02/22/2011	950,000	945,072
Conoco Funding Co.
6.350%, 10/15/2011	1,750,000	1,806,170
Home Depot, Inc.
5.200%, 03/01/2011	1,175,000	1,155,815
Target Corp.
5.875%, 07/15/2016	250,000	248,957
Wellpoint, Inc.
4.250%, 12/15/2009	1,000,000	969,210
5.000%, 01/15/2011	1,000,000	978,553
		9,089,554
Utilities (1.6%)
Verizon Communications, Inc.
5.350%, 02/15/2011	1,125,000	1,119,288
TOTAL CORPORATE BONDS
(Cost $38,239,279)		$37,465,854

MORTGAGE PASS-THROUGH SECURITIES (8.3%)
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	333,239	317,218
Pool #G18073, 5.000%, 09/01/2020	190,638	184,409
Pool #G01779, 5.000%, 04/01/2035	453,231	426,698
Pool #G02327, 6.500%, 08/01/2036	459,925	464,943
		1,393,268
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	252,797	245,281
Pool #725690, 6.000%, 08/01/2034	1,041,595	1,034,118
Pool #807942, 5.500%, 12/01/2034	561,892	544,104
Pool #735394, 6.500%, 02/01/2035	136,415	138,633
Pool #824940, 5.500%, 06/01/2035	364,988	352,976
Pool #255813, 5.000%, 08/01/2035	898,612	844,426
Pool #735896, 6.000%, 09/01/2035	413,597	409,947
Pool #745283, 5.500%, 01/01/2036	433,420	419,155
Pool #745275, 5.000%, 02/01/2036	430,017	404,087
		4,392,727
TOTAL MORTGAGE PASS-THROUGH SECURITIES
(Cost $5,920,051)		$5,785,995

U.S. GOVERNMENT AGENCY (17.4%)
Federal Home Loan Bank
4.000%, 11/13/2009	350,000	341,056
5.625%, 06/13/2016	1,250,000	1,247,494
		1,588,550
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,029,842
5.750%, 01/15/2012	250,000	255,068
4.500%, 07/15/2013	2,700,000	2,584,894
4.750%, 01/19/2016	500,000	487,707
		4,357,511
Federal National Mortgage Association
4.625%, 06/01/2010	1,000,000	983,404
6.000%, 05/15/2011	2,000,000	2,054,390
5.375%, 11/15/2011	1,000,000	1,006,004
4.375%, 03/15/2013	550,000	524,667
5.375%, 07/15/2016	750,000	747,258
5.240%, 08/07/2018	805,000	778,824
		6,094,547
TOTAL U.S. GOVERNMENT AGENCY
(Cost $12,189,441)		$12,040,608

U.S. TREASURY NOTES (11.2%)
6.000%, 08/15/2009	150,000	153,293
3.625%, 01/15/2010	750,000	727,735
3.875%, 05/15/2010	500,000	486,680
4.250%, 08/15/2013	1,250,000	1,207,325
4.000%, 02/15/2014	1,500,000	1,420,431
4.750%, 05/15/2014	1,250,000	1,234,766
4.250%, 11/15/2014	1,300,000	1,240,790
4.500%, 02/15/2016	1,300,000	1,253,384
TOTAL U.S. TREASURY NOTES
(Cost $7,917,918)		$7,724,404

TOTAL DEBT SECURITIES
(Cost $67,846,278)		$66,602,173

SHORT TERM INVESTMENTS (2.7%)
Commercial Paper (2.5%)
UBS America
5.350%, 07/02/2007	$1,748,000	$1,747,740
Variable Rate Demand Notes* (0.2%)
Wisconsin Corp. Central Credit Union
4.869%	115,191	115,191
TOTAL SHORT TERM INVESTMENTS
(Cost $1,862,931)		$1,862,931

Total Investments (98.9%)		$68,465,104
(Cost $69,709,209+)
Other Assets in Excess of Liabilities (1.1%)		741,811
TOTAL NET ASSETS (100.0%)		$69,206,915

Percentages are stated as a percent of net assets.

* The variable-rate securities are subject to a demand feature, which reduces the remaining maturity.

+ At June 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$69,709,209
Gross tax unrealized appreciation	21,940
Gross tax unrealized depreciation	(1,266,045)
Net tax unrealized appreciation	$(1,244,105)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title)  /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date   August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ J. GLENN HABER
J. Glenn Haber
Chief Executive Officer and Treasurer

Date August 28, 2007

* Print the name and title of each signing officer under his or her signature.